PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of cash flows
Net cash (used in) generated from operating activities	¥ 2,005,393	$ 274,736	¥ 2,063,480	¥ 2,440,214
Net cash used in investing activities	(4,390,708)	(601,523)	(3,905,109)	(3,559,252)
Net cash generated from financing activities	(627,654)	(85,988)	3,941,134	2,298,080
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,017,914)	(413,452)	2,109,493	1,281,021
Cash and cash equivalents and restricted cash at beginning of year	5,098,987	698,558	2,989,494	1,708,473
Cash and cash equivalents and restricted cash at end of year	2,081,073	$ 285,106	5,098,987	2,989,494
Parent Company
Condensed statements of cash flows
Net cash (used in) generated from operating activities	23,174		29,940	(14,927)
Net cash used in investing activities	(22,665)		(37,571)	(1,670,058)
Net cash generated from financing activities				1,592,627
Net increase (decrease) in cash and cash equivalents and restricted cash	509		(7,631)	(92,358)
Cash and cash equivalents and restricted cash at beginning of year	30		7,661	100,019
Cash and cash equivalents and restricted cash at end of year	¥ 539		¥ 30	¥ 7,661